UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2010


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER

USAA GROWTH AND TAX STRATEGY FUND
AUGUST 31, 2010

                                                                      (Form N-Q)

48046-1010                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
August 31, 2010 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
           TAX-EXEMPT SECURITIES (53.4%)

           TAX-EXEMPT BONDS (53.1%)

           ARIZONA (2.3%)
$   1,000  Pima County IDA                                         5.75%      9/01/2029    $   1,035
    2,250  Univ. Medical Center Corp.                              5.00       7/01/2035        2,200
                                                                                           ---------
                                                                                               3,235
                                                                                           ---------
           CALIFORNIA (0.7%)
    4,435  West Contra Costa USD (INS)                             5.05 (a)   8/01/2034          942
                                                                                           ---------
           COLORADO (0.4%)
     500   Univ. of Colorado Hospital Auth.                        5.00      11/15/2037          503
                                                                                           ---------
           CONNECTICUT (2.1%)
    6,000  Mashantucket (Western) Pequot Tribe, acquired
             9/21/1999; cost $5,583(b),(c)                         5.75       9/01/2027        3,014
                                                                                           ---------
           FLORIDA (3.6%)
    2,000  Miami-Dade County                                       5.00      10/01/2034        2,129
    3,000  Orlando (INS)                                           5.13      11/01/2027        3,061
                                                                                           ---------
                                                                                               5,190
                                                                                           ---------
           INDIANA (4.1%)
    1,250  Finance Auth.                                           5.38      11/01/2032        1,331
      550  Health and Educational Facility Financing Auth.         5.25       2/15/2036          535
    1,000  Health and Educational Facility Financing Auth.         5.00       2/15/2039          994
    3,000  Rockport (INS)                                          4.63       6/01/2025        3,066
                                                                                           ---------
                                                                                               5,926
                                                                                           ---------
           KENTUCKY (0.8%)
    1,000  Economic Dev. Finance Auth. (INS)                       6.00      12/01/2033        1,102
                                                                                           ---------
           LOUISIANA (1.3%)
      985  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            6.55       9/01/2025          929
    1,000  Parish of St. John the Baptist                          5.13       6/01/2037        1,002
                                                                                           ---------
                                                                                               1,931
                                                                                           ---------
           MAINE (0.1%)
      100  Health and Higher Educational Facilities Auth. (INS)    5.75       7/01/2030          101
                                                                                           ---------
           MICHIGAN (4.9%)
    3,000  Hospital Finance Auth. (INS)                            5.00      11/15/2026        3,071

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1  | USAA Growth and Tax Strategy Fund

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
$   4,000  Hospital Finance Auth.                                  6.25%     10/01/2027    $   4,002
                                                                                           ---------
                                                                                               7,073
                                                                                           ---------
           MISSOURI (1.0%)
    1,500  Health and Educational Facility Financing Auth.         5.38       2/01/2035        1,485
                                                                                           ---------
           NEW JERSEY (2.2%)
    2,000  EDA                                                     5.00       9/01/2033        2,136
    1,000  Middlesex County Improvement Auth.                      5.00       8/15/2023        1,040
                                                                                           ---------
                                                                                               3,176
                                                                                           ---------
           NEW MEXICO (1.4%)
    1,000  Farmington                                              4.88       4/01/2033          903
    1,000  Farmington                                              5.90       6/01/2040        1,041
                                                                                           ---------
                                                                                               1,944
                                                                                           ---------
           NEW YORK (9.5%)
    1,000  Dormitory Auth.                                         5.50       5/01/2037        1,058
    3,000  MTA                                                     5.00      11/15/2030        3,142
      265  New York City                                           6.00       5/15/2020          269
    1,000  New York City                                           5.25       8/15/2023        1,169
    1,500  New York City Housing Dev. Corp. (INS)                  5.00       7/01/2025        1,617
    1,500  New York City Municipal Water Finance Auth.             5.00       6/15/2037        1,601
    2,000  New York City Trust for Cultural Resources              5.00      12/01/2039        2,109
    8,455  Oneida County IDA (INS)                                 4.65 (a)   7/01/2035        2,607
                                                                                           ---------
                                                                                              13,572
                                                                                           ---------
           NORTH CAROLINA (0.8%)
    1,000  Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88       1/15/2032        1,164
                                                                                           ---------
           RHODE ISLAND (0.1%)
      205  Housing and Mortgage Finance Corp.                      6.85      10/01/2024          205
                                                                                           ---------
           TENNESSEE (0.4%)
    2,000  Knox County Health, Educational and Housing
             Facilities Board                                      5.01 (a)   1/01/2035          512
                                                                                           ---------
           TEXAS (14.7%)
    3,000  El Paso (INS)                                           4.75       8/15/2033        3,138
    2,000  Hidalgo County Health Services Corp.                    5.00       8/15/2026        1,962
    3,000  Houston Utility Systems (INS)                           5.13       5/15/2028        3,174
    5,675  Lewisville (INS)                                        5.80       9/01/2025        5,726
    1,500  Manor ISD (NBGA)                                        5.00       8/01/2037        1,602
    2,000  Pflugerville (INS)                                      5.00       8/01/2028        2,085
    1,500  Public Finance Auth. (INS)                              5.00       2/15/2036        1,396
    1,000  San Leanna Education Facilities Corp.                   4.75       6/01/2032          936
    1,000  Transportation Commission                               4.50       4/01/2033        1,032
                                                                                           ---------
                                                                                              21,051
                                                                                           ---------
           WASHINGTON (1.6%)
    1,500  Economic Dev. Finance Auth. (INS)                       5.00       6/01/2038        1,548
    1,000  Vancouver Downtown Redevelopment Auth. (INS)            5.00       1/01/2023          789
                                                                                           ---------
                                                                                               2,337
                                                                                           ---------
           WEST VIRGINIA (1.1%)
    1,500  Pleasants County                                        5.25      10/15/2037        1,515
                                                                                           ---------
           Total Tax-Exempt Bonds (cost: $77,190)                                             75,978
                                                                                           ---------

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                                                   Portfolio of Investments |  2

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
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)      SECURITY                                                RATE        MATURITY        (000)
----------------------------------------------------------------------------------------------------
           TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.3%)

           VARIABLE-RATE DEMAND NOTES (0.2%)

           GEORGIA (0.2%)
$     400  Bartow County Dev. Auth.                                0.70%     12/01/2032    $     400
                                                                                           ---------

NUMBER OF
SHARES
----------------------------------------------------------------------------------------------------
           MONEY MARKET FUNDS (0.1%)
   73,120  SSgA Tax Free Money Market Fund, 0.00% (d)                                             73
                                                                                           ---------
           Total Tax-Exempt Money Market Instruments (cost: $473)                                473
                                                                                           ---------
           Total Tax-exempt Securities (cost: $77,663)                                        76,451
                                                                                           ---------
           BLUE CHIP STOCKS (45.7%)

           CONSUMER DISCRETIONARY (4.7%)
           -----------------------------
           ADVERTISING (0.1%)
    2,760  Interpublic Group of Companies, Inc. *                                                 23
    1,760  Omnicom Group, Inc.                                                                    62
                                                                                           ---------
                                                                                                  85
                                                                                           ---------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    2,260  Coach, Inc.                                                                            81
      420  Polo Ralph Lauren Corp.                                                                32
      650  VF Corp.                                                                               46
                                                                                           ---------
                                                                                                 159
                                                                                           ---------
           APPAREL RETAIL (0.2%)
      700  Abercrombie & Fitch Co. "A"                                                            24
    3,060  Gap, Inc.                                                                              52
    1,450  Limited Brands, Inc.                                                                   34
      230  Ross Stores, Inc.                                                                      11
    3,010  TJX Companies, Inc.                                                                   120
      890  Urban Outfitters, Inc. *                                                               27
                                                                                           ---------
                                                                                                 268
                                                                                           ---------
           AUTO PARTS & EQUIPMENT (0.1%)
    4,330  Johnson Controls, Inc.                                                                115
                                                                                           ---------
           AUTOMOBILE MANUFACTURERS (0.2%)
   23,451  Ford Motor Co. *                                                                      265
                                                                                           ---------
           AUTOMOTIVE RETAIL (0.1%)
      610  AutoNation, Inc. *                                                                     14
      230  AutoZone, Inc. *                                                                       48
    1,540  CarMax, Inc. *                                                                         31
      950  O'Reilly Automotive, Inc. *                                                            45
                                                                                           ---------
                                                                                                 138
                                                                                           ---------

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3  | USAA Growth and Tax Strategy Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           BROADCASTING (0.1%)
    5,340  CBS Corp. "B"                                                                   $      74
    1,110  Discovery Communications, Inc. "A" *                                                   42
                                                                                           ---------
                                                                                                 116
                                                                                           ---------
           CABLE & SATELLITE (0.5%)
   19,002  Comcast Corp. "A"                                                                     325
    6,660  DIRECTV "A" *                                                                         253
      630  Scripps Networks Interactive "A"                                                       25
    1,899  Time Warner Cable, Inc.                                                                98
                                                                                           ---------
                                                                                                 701
                                                                                           ---------
           CASINOS & GAMING (0.0%)
    2,100  International Game Technology                                                          31
      490  Wynn Resorts Ltd.                                                                      39
                                                                                           ---------
                                                                                                  70
                                                                                           ---------
           COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,720  Best Buy Co., Inc.                                                                     85
      970  RadioShack Corp.                                                                       18
                                                                                           ---------
                                                                                                 103
                                                                                           ---------
           CONSUMER ELECTRONICS (0.0%)
     510   Harman International Industries, Inc. *                                                16
                                                                                           ---------
           DEPARTMENT STORES (0.2%)
    1,710  J.C. Penney Co., Inc.                                                                  34
    2,160  Kohl's Corp. *                                                                        101
    2,970  Macy's, Inc.                                                                           58
    1,300  Nordstrom, Inc.                                                                        38
      370  Sears Holdings Corp. *                                                                 23
                                                                                           ---------
                                                                                                 254
                                                                                           ---------
           DISTRIBUTORS (0.0%)
    1,250  Genuine Parts Co.                                                                      52
                                                                                           ---------
           EDUCATION SERVICES (0.0%)
     980   Apollo Group, Inc. "A" *                                                               42
                                                                                           ---------
           FOOTWEAR (0.1%)
    2,810  NIKE, Inc. "B"                                                                        197
                                                                                           ---------
           GENERAL MERCHANDISE STORES (0.2%)
      600  Big Lots, Inc. *                                                                       19
    1,060  Family Dollar Stores, Inc.                                                             45
    5,060  Target Corp.                                                                          259
                                                                                           ---------
                                                                                                 323
                                                                                           ---------
           HOME FURNISHINGS (0.0%)
    1,170  Leggett & Platt, Inc.                                                                  22
                                                                                           ---------
           HOME IMPROVEMENT RETAIL (0.3%)
   11,320  Home Depot, Inc.                                                                      315
    9,840  Lowe's Companies, Inc.                                                                199
                                                                                           ---------
                                                                                                 514
                                                                                           ---------
           HOMEBUILDING (0.0%)
    2,180  D.R. Horton, Inc.                                                                      22
      730  Pulte Group, Inc. *                                                                     6
                                                                                           ---------
                                                                                                  28
                                                                                           ---------
           HOMEFURNISHING RETAIL (0.1%)
    2,050  Bed Bath & Beyond, Inc. *                                                              74
                                                                                           ---------
           HOTELS, RESORTS, & CRUISE LINES (0.2%)
    3,010  Carnival Corp.                                                                         94
    1,776  Marriott International, Inc. "A"                                                       57

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                                                   Portfolio of Investments |  4

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,480  Starwood Hotels & Resorts Worldwide, Inc.                                       $      69
    1,270  Wyndham Worldwide Corp.                                                                29
                                                                                           ---------
                                                                                                 249
                                                                                           ---------
           HOUSEHOLD APPLIANCES (0.1%)
    1,253  Stanley Black & Decker, Inc.                                                           67
      570  Whirlpool Corp.                                                                        42
                                                                                           ---------
                                                                                                 109
                                                                                           ---------
           HOUSEWARES & SPECIALTIES (0.1%)
    1,070  Fortune Brands, Inc.                                                                   48
    2,180  Newell Rubbermaid, Inc.                                                                33
                                                                                           ---------
                                                                                                  81
                                                                                           ---------
           INTERNET RETAIL (0.3%)
    2,370  Amazon.com, Inc. *                                                                    296
    1,630  Expedia, Inc.                                                                          37
      290  Priceline.com, Inc. *                                                                  85
                                                                                           ---------
                                                                                                 418
                                                                                           ---------
           LEISURE PRODUCTS (0.1%)
    1,030  Hasbro, Inc.                                                                           41
    2,510  Mattel, Inc.                                                                           53
                                                                                           ---------
                                                                                                  94
                                                                                           ---------
           MOTORCYCLE MANUFACTURERS (0.0%)
    1,720  Harley-Davidson, Inc.                                                                  42
                                                                                           ---------
           MOVIES & ENTERTAINMENT (0.7%)
   15,930  News Corp. "A"                                                                        200
    8,393  Time Warner, Inc.                                                                     252
    4,590  Viacom, Inc. "B"                                                                      144
   13,495  Walt Disney Co.                                                                       440
                                                                                           ---------
                                                                                               1,036
                                                                                           ---------
           PHOTOGRAPHIC PRODUCTS (0.0%)
    1,900  Eastman Kodak Co. *                                                                     7
                                                                                           ---------
           PUBLISHING (0.1%)
    1,870  Gannett Co., Inc.                                                                      23
    2,160  McGraw-Hill Companies, Inc.                                                            60
      260  Meredith Corp.                                                                          8
      870  New York Times Co. "A" *                                                                6
       40  Washington Post Co. "B"                                                                14
                                                                                           ---------
                                                                                                 111
                                                                                           ---------
           RESTAURANTS (0.6%)
    7,930  McDonald's Corp.                                                                      579
    5,840  Starbucks Corp.                                                                       134
    3,350  Yum! Brands, Inc.                                                                     140
                                                                                           ---------
                                                                                                 853
                                                                                           ---------
           SPECIALTY STORES (0.1%)
    2,060  Office Depot, Inc. *                                                                    7
    4,310  Staples, Inc.                                                                          77
      720  Tiffany & Co.                                                                          28
                                                                                           ---------
                                                                                                 112
                                                                                           ---------
           TIRES & RUBBER (0.0%)
    1,710  Goodyear Tire & Rubber Co. *                                                           16
                                                                                           ---------
           Total Consumer Discretionary                                                        6,670
                                                                                           ---------
           CONSUMER STAPLES (5.3%)
           -----------------------
           AGRICULTURAL PRODUCTS (0.1%)
    4,660  Archer-Daniels-Midland Co.                                                            143
                                                                                           ---------

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5  | USAA Growth and Tax Strategy Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           BREWERS (0.0%)
      920  Molson Coors Brewing Co. "B"                                                    $      40
                                                                                           ---------
           DISTILLERS & VINTNERS (0.0%)
      320  Brown-Forman Corp. "B"                                                                 19
    1,440  Constellation Brands, Inc. "A" *                                                       24
                                                                                           ---------
                                                                                                  43
                                                                                           ---------
           DRUG RETAIL (0.3%)
   10,232  CVS Caremark Corp.                                                                    276
    6,730  Walgreen Co.                                                                          181
                                                                                           ---------
                                                                                                 457
                                                                                           ---------
           FOOD DISTRIBUTORS (0.1%)
    4,290  Sysco Corp.                                                                           118
                                                                                           ---------
           FOOD RETAIL (0.1%)
    3,770  Kroger Co.                                                                             75
    2,940  Safeway, Inc.                                                                          55
    1,660  SUPERVALU, Inc.                                                                        16
    1,070  Whole Foods Market, Inc. *                                                             37
                                                                                           ---------
                                                                                                 183
                                                                                           ---------
           HOUSEHOLD PRODUCTS (1.2%)
    1,020  Clorox Co.                                                                             66
    3,610  Colgate-Palmolive Co.                                                                 267
    2,620  Kimberly-Clark Corp.                                                                  169
   19,713  Procter & Gamble Co.                                                                1,176
                                                                                           ---------
                                                                                               1,678
                                                                                           ---------
           HYPERMARKETS & SUPER CENTERS (0.6%)
    2,190  Costco Wholesale Corp.                                                                124
   14,800  Wal-Mart Stores, Inc.                                                                 742
                                                                                           ---------
                                                                                                 866
                                                                                           ---------
           PACKAGED FOODS & MEAT (0.8%)
    1,310  Campbell Soup Co.                                                                      49
    3,500  ConAgra Foods, Inc.                                                                    76
    5,210  General Mills, Inc.                                                                   188
    2,125  H.J. Heinz Co.                                                                         98
    1,160  Hershey Co.                                                                            54
      828  J.M. Smucker Co.                                                                       49
    1,830  Kellogg Co.                                                                            91
   12,230  Kraft Foods, Inc. "A"                                                                 366
    1,040  McCormick & Co., Inc.                                                                  42
    1,441  Mead Johnson Nutrition Co.                                                             75
    5,070  Sara Lee Corp.                                                                         73
    2,100  Tyson Foods, Inc. "A"                                                                  34
                                                                                           ---------
                                                                                               1,195
                                                                                           ---------
           PERSONAL PRODUCTS (0.1%)
    3,050  Avon Products, Inc.                                                                    89
      840  Estee Lauder Companies, Inc. "A"                                                       47
                                                                                           ---------
                                                                                                 136
                                                                                           ---------
           SOFT DRINKS (1.2%)
   15,100  Coca-Cola Co.                                                                         844
    2,560  Coca-Cola Enterprises, Inc.                                                            73
    1,930  Dr. Pepper Snapple Group, Inc.                                                         71
   10,653  PepsiCo, Inc.                                                                         684
                                                                                           ---------
                                                                                               1,672
                                                                                           ---------
           TOBACCO (0.8%)
   14,340  Altria Group, Inc.                                                                    320
      875  Lorillard, Inc.                                                                        67
   12,810  Philip Morris International, Inc.                                                     659

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                                                   Portfolio of Investments |  6

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      980  Reynolds American, Inc.                                                         $      53
                                                                                           ---------
                                                                                               1,099
                                                                                           ---------
           Total Consumer Staples                                                              7,630
                                                                                           ---------
           ENERGY (5.0%)
           -------------
           COAL & CONSUMABLE FUELS (0.1%)
    1,030  CONSOL Energy, Inc.                                                                    33
      720  Massey Energy Co.                                                                      21
    1,920  Peabody Energy Corp.                                                                   82
                                                                                           ---------
                                                                                                 136
                                                                                           ---------
           INTEGRATED OIL & GAS (3.1%)
   13,650  Chevron Corp.                                                                       1,012
   10,250  ConocoPhillips                                                                        537
   34,783  Exxon Mobil Corp.                                                                   2,058
    2,130  Hess Corp.                                                                            107
    4,810  Marathon Oil Corp.                                                                    147
    1,400  Murphy Oil Corp.                                                                       75
    6,250  Occidental Petroleum Corp.                                                            457
                                                                                           ---------
                                                                                               4,393
                                                                                           ---------
           OIL & GAS DRILLING (0.1%)
      510  Diamond Offshore Drilling, Inc.                                                        30
      670  Helmerich & Payne, Inc.                                                                25
    2,180  Nabors Industries Ltd. *                                                               34
      890  Rowan Companies, Inc. *                                                                23
                                                                                           ---------
                                                                                                 112
                                                                                           ---------
           OIL & GAS EQUIPMENT & SERVICES (0.7%)
    2,957  Baker Hughes, Inc.                                                                    111
    1,400  Cameron International Corp. *                                                          52
      920  FMC Technologies, Inc. *                                                               57
    5,260  Halliburton Co.                                                                       148
    3,080  National-Oilwell Varco, Inc.                                                          116
    9,662  Schlumberger Ltd.                                                                     515
                                                                                           ---------
                                                                                                 999
                                                                                           ---------
           OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    2,970  Anadarko Petroleum Corp.                                                              136
    2,190  Apache Corp.                                                                          197
      700  Cabot Oil & Gas Corp.                                                                  19
    3,970  Chesapeake Energy Corp.                                                                82
    3,140  Denbury Resources, Inc. *                                                              46
    3,080  Devon Energy Corp.                                                                    186
    1,990  EOG Resources, Inc.                                                                   173
    1,000  EQT Corp.                                                                              33
    1,270  Noble Energy, Inc.                                                                     89
      900  Pioneer Natural Resources Co.                                                          52
    1,260  QEP Resources, Inc.                                                                    36
    1,260  Range Resources Corp.                                                                  43
    2,380  Southwestern Energy Co. *                                                              78
                                                                                           ---------
                                                                                               1,170
                                                                                           ---------
           OIL & GAS REFINING & MARKETING (0.1%)
      940  Sunoco, Inc.                                                                           32
    1,100  Tesoro Corp.                                                                           12
    3,010  Valero Energy Corp.                                                                    47
                                                                                           ---------
                                                                                                  91
                                                                                           ---------
           OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    2,770  El Paso Corp.                                                                          32
    4,910  Spectra Energy Corp.                                                                  100

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7  | USAA Growth and Tax Strategy Fund

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
                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    4,220  Williams Companies, Inc.                                                        $      76
                                                                                           ---------
                                                                                                 208
                                                                                           ---------
           Total Energy                                                                        7,109
                                                                                           ---------
           FINANCIALS (7.3%)
           -----------------
           ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    2,015  Ameriprise Financial, Inc.                                                             88
    9,525  Bank of New York Mellon Corp.                                                         231
      700  Federated Investors, Inc. "B"                                                          14
    1,110  Franklin Resources, Inc.                                                              107
    3,300  Invesco Ltd. ADR                                                                       60
    1,180  Janus Capital Group, Inc.                                                              11
    1,190  Legg Mason, Inc.                                                                       30
    1,540  Northern Trust Corp. (e)                                                               71
    3,930  State Street Corp.                                                                    138
    2,030  T. Rowe Price Group, Inc.                                                              89
                                                                                           ---------
                                                                                                 839
                                                                                           ---------
           CONSUMER FINANCE (0.4%)
    8,630  American Express Co.                                                                  344
    3,560  Capital One Financial Corp.                                                           135
    3,520  Discover Financial Services                                                            51
    3,810  SLM Corp. *                                                                            42
                                                                                           ---------
                                                                                                 572
                                                                                           ---------
           DIVERSIFIED BANKS (0.8%)
    1,300  Comerica, Inc.                                                                         45
   13,190  U.S. Bancorp                                                                          275
   34,070  Wells Fargo & Co.                                                                     802
                                                                                           ---------
                                                                                               1,122
                                                                                           ---------
           INSURANCE BROKERS (0.1%)
    1,530  Aon Corp.                                                                              55
    4,130  Marsh & McLennan Companies, Inc.                                                       98
                                                                                           ---------
                                                                                                 153
                                                                                           ---------
           INVESTMENT BANKING & BROKERAGE (0.6%)
    4,320  Charles Schwab Corp.                                                                   55
      485  E Trade Financial Corp. *                                                               6
    3,550  Goldman Sachs Group, Inc.                                                             486
   10,640  Morgan Stanley                                                                        263
                                                                                           ---------
                                                                                                 810
                                                                                           ---------
           LIFE & HEALTH INSURANCE (0.5%)
    3,460  AFLAC, Inc.                                                                           164
    2,199  Lincoln National Corp.                                                                 52
    6,150  MetLife, Inc.                                                                         231
    2,260  Principal Financial Group, Inc.                                                        52
    3,205  Prudential Financial, Inc.                                                            162
      635  Torchmark Corp.                                                                        31
    2,390  Unum Group                                                                             48
                                                                                           ---------
                                                                                                 740
                                                                                           ---------
           MULTI-LINE INSURANCE (0.1%)
      300  American International Group, Inc. *                                                   10
      700  Assurant, Inc.                                                                         25
    3,680  Genworth Financial, Inc. "A" *                                                         40
    2,730  Hartford Financial Services Group, Inc.                                                55
    2,636  Loews Corp.                                                                            93
                                                                                           ---------
                                                                                                 223
                                                                                           ---------
           MULTI-SECTOR HOLDINGS (0.0%)
      900  Leucadia National Corp. *                                                              19
                                                                                           ---------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   63,233  Bank of America Corp.                                                           $     787
  161,040  Citigroup, Inc. *                                                                     599
   27,089  JPMorgan Chase & Co.                                                                  985
                                                                                           ---------
                                                                                               2,371
                                                                                           ---------
           PROPERTY & CASUALTY INSURANCE (1.1%)
    1,670  ACE Ltd.                                                                               89
    3,880  Allstate Corp.                                                                        107
   11,368  Berkshire Hathaway, Inc. "B" *                                                        896
    2,570  Chubb Corp.                                                                           142
    1,280  Cincinnati Financial Corp.                                                             34
    4,290  Progressive Corp.                                                                      85
    3,530  Travelers Companies, Inc.                                                             173
    2,680  XL Group plc                                                                           48
                                                                                           ---------
                                                                                               1,574
                                                                                           ---------
           REAL ESTATE SERVICES (0.0%)
    1,830  CB Richard Ellis Group, Inc. "A" *                                                     30
                                                                                           ---------
           REGIONAL BANKS (0.5%)
    5,430  BB&T Corp.                                                                            120
    5,810  Fifth Third Bancorp                                                                    64
    1,727  First Horizon National Corp. *                                                         17
    5,630  Huntington Bancshares, Inc.                                                            30
    6,900  KeyCorp                                                                                51
      660  M&T Bank Corp.                                                                         57
    4,100  Marshall & Ilsley Corp.                                                                27
    3,345  PNC Financial Services Group, Inc.                                                    170
    9,610  Regions Financial Corp.                                                                62
    3,920  SunTrust Banks, Inc.                                                                   88
    1,130  Zions Bancorp.                                                                         21
                                                                                           ---------
                                                                                                 707
                                                                                           ---------
           REITs - DIVERSIFIED (0.1%)
    1,238  Vornado Realty Trust                                                                  100
                                                                                           ---------
           REITs - INDUSTRIAL (0.0%)
    3,345  ProLogis                                                                               36
                                                                                           ---------
           REITs - OFFICE (0.1%)
    1,050  Boston Properties, Inc.                                                                86
                                                                                           ---------
           REITs - RESIDENTIAL (0.1%)
      510  AvalonBay Communities, Inc.                                                            54
    2,215  Equity Residential Properties Trust                                                   101
                                                                                           ---------
                                                                                                 155
                                                                                           ---------
           REITs - RETAIL (0.2%)
    3,190  Kimco Realty Corp.                                                                     48
    2,004  Simon Property Group, Inc.                                                            181
                                                                                           ---------
                                                                                                 229
                                                                                           ---------
           REITs - SPECIALIZED (0.2%)
    1,880  HCP, Inc.                                                                              66
      940  Health Care REIT, Inc.                                                                 43
    4,372  Host Hotels & Resorts, Inc.                                                            58
    1,180  Plum Creek Timber Co., Inc.                                                            41
      795  Public Storage                                                                         78
    1,230  Ventas, Inc.                                                                           62
                                                                                           ---------
                                                                                                 348
                                                                                           ---------
           SPECIALIZED FINANCE (0.2%)
      430  CME Group, Inc.                                                                       107
      540  IntercontinentalExchange, Inc. *                                                       52
    1,370  Moody's Corp.                                                                          29

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,120  NASDAQ OMX Group, Inc. *                                                        $      20
    2,040  NYSE Euronext                                                                          56
                                                                                           ---------
                                                                                                 264
                                                                                           ---------
           THRIFTS & MORTGAGE FINANCE (0.0%)
    3,420  Hudson City Bancorp, Inc.                                                              39
                                                                                           ---------
           Total Financials                                                                   10,417
                                                                                           ---------
           HEALTH CARE (5.3%)
           ------------------
           BIOTECHNOLOGY (0.7%)
    6,650  Amgen, Inc. *                                                                         339
    1,900  Biogen Idec, Inc. *                                                                   102
    2,970  Celgene Corp. *                                                                       153
      560  Cephalon, Inc. *                                                                       32
    1,840  Genzyme Corp. *                                                                       129
    5,490  Gilead Sciences, Inc. *                                                               175
                                                                                           ---------
                                                                                                 930
                                                                                           ---------
           HEALTH CARE DISTRIBUTORS (0.2%)
    2,160  AmerisourceBergen Corp.                                                                59
    2,620  Cardinal Health, Inc.                                                                  79
    1,860  McKesson Corp.                                                                        108
      720  Patterson Companies, Inc.                                                              18
                                                                                           ---------
                                                                                                 264
                                                                                           ---------
           HEALTH CARE EQUIPMENT (0.7%)
    4,460  Baxter International, Inc.                                                            190
    1,650  Becton, Dickinson and Co.                                                             113
   11,900  Boston Scientific Corp. *                                                              62
      720  C.R. Bard, Inc.                                                                        55
    1,315  CareFusion Corp. *                                                                     28
    1,160  Hospira, Inc. *                                                                        60
      230  Intuitive Surgical, Inc. *                                                             61
    6,250  Medtronic, Inc.                                                                       197
    2,240  St. Jude Medical, Inc. *                                                               77
    1,770  Stryker Corp.                                                                          76
      830  Varian Medical Systems, Inc. *                                                         44
    1,590  Zimmer Holdings, Inc. *                                                                75
                                                                                           ---------
                                                                                               1,038
                                                                                           ---------
           HEALTH CARE FACILITIES (0.0%)
    3,330  Tenet Healthcare Corp. *                                                               13
                                                                                           ---------
           HEALTH CARE SERVICES (0.3%)
      820  DaVita, Inc. *                                                                         53
    3,540  Express Scripts, Inc. *                                                               151
      795  Laboratory Corp. of America Holdings *                                                 58
    3,400  Medco Health Solutions, Inc. *                                                        148
      590  Quest Diagnostics, Inc.                                                                25
                                                                                           ---------
                                                                                                 435
                                                                                           ---------
           HEALTH CARE SUPPLIES (0.0%)
    1,150  DENTSPLY International, Inc.                                                           32
                                                                                           ---------
           HEALTH CARE TECHNOLOGY (0.0%)
      430  Cerner Corp. *                                                                         31
                                                                                           ---------
           LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,439  Life Technologies Corp. *                                                              62
      810  PerkinElmer, Inc.                                                                      17
    3,000  Thermo Fisher Scientific, Inc. *                                                      126
      690  Waters Corp. *                                                                         42
                                                                                           ---------
                                                                                                 247
                                                                                           ---------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           MANAGED HEALTH CARE (0.4%)
    2,880  Aetna, Inc.                                                                     $      77
    2,180  CIGNA Corp.                                                                            70
    1,170  Coventry Health Care, Inc. *                                                           23
    1,210  Humana, Inc. *                                                                         58
    8,230  UnitedHealth Group, Inc.                                                              261
    2,730  WellPoint, Inc. *                                                                     136
                                                                                           ---------
                                                                                                 625
                                                                                           ---------
           PHARMACEUTICALS (2.8%)
   11,100  Abbott Laboratories                                                                   548
    2,250  Allergan, Inc.                                                                        138
   11,836  Bristol-Myers Squibb Co.                                                              309
    7,160  Eli Lilly and Co.                                                                     240
    2,240  Forest Laboratories, Inc. *                                                            61
   18,980  Johnson & Johnson                                                                   1,082
    1,710  King Pharmaceuticals, Inc. *                                                           15
   21,263  Merck & Co., Inc.                                                                     748
    2,210  Mylan, Inc. *                                                                          38
   51,314  Pfizer, Inc.                                                                          817
      840  Watson Pharmaceuticals, Inc. *                                                         36
                                                                                           ---------
                                                                                               4,032
                                                                                           ---------
           Total Health Care                                                                   7,647
                                                                                           ---------
           INDUSTRIALS (4.8%)
           ------------------
           AEROSPACE & DEFENSE (1.3%)
    5,150  Boeing Co.                                                                            315
    2,730  General Dynamics Corp.                                                                153
      900  Goodrich Corp.                                                                         62
    5,330  Honeywell International, Inc.                                                         208
    1,220  ITT Corp.                                                                              52
      470  L-3 Communications Holdings, Inc.                                                      31
    2,320  Lockheed Martin Corp.                                                                 161
    1,340  Northrop Grumman Corp.                                                                 73
    1,010  Precision Castparts Corp.                                                             114
    2,985  Raytheon Co.                                                                          131
    1,230  Rockwell Collins, Inc.                                                                 66
    6,660  United Technologies Corp.                                                             434
                                                                                           ---------
                                                                                               1,800
                                                                                           ---------
           AIR FREIGHT & LOGISTICS (0.5%)
    1,230  C.H. Robinson Worldwide, Inc.                                                          80
    1,160  Expeditors International of Washington, Inc.                                           46
    2,460  FedEx Corp.                                                                           192
    6,760  United Parcel Service, Inc. "B"                                                       431
                                                                                           ---------
                                                                                                 749
                                                                                           ---------
           AIRLINES (0.0%)
    5,200  Southwest Airlines Co.                                                                 57
                                                                                           ---------
           BUILDING PRODUCTS (0.0%)
    2,820  Masco Corp.                                                                            30
                                                                                           ---------
           COMMERCIAL PRINTING (0.0%)
    1,460  R.R. Donnelley & Sons Co.                                                              22
                                                                                           ---------
           CONSTRUCTION & ENGINEERING (0.1%)
    1,240  Fluor Corp.                                                                            55
      850  Jacobs Engineering Group, Inc. *                                                       30
    1,470  Quanta Services, Inc. *                                                                26
                                                                                           ---------
                                                                                                 111
                                                                                           ---------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    4,145  Caterpillar, Inc.                                                                     270

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
    1,580  Cummins, Inc.                                                                   $     118
    3,070  Deere & Co.                                                                           194
    2,572  PACCAR, Inc.                                                                          105
                                                                                           ---------
                                                                                                 687
                                                                                           ---------
           DIVERSIFIED SUPPORT SERVICES (0.0%)
    1,040  Cintas Corp.                                                                           26
    1,420  Iron Mountain, Inc.                                                                    29
                                                                                           ---------
                                                                                                  55
                                                                                           ---------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    5,060  Emerson Electric Co.                                                                  236
      350  First Solar, Inc. *                                                                    45
    1,110  Rockwell Automation, Inc.                                                              57
                                                                                           ---------
                                                                                                 338
                                                                                           ---------
           ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    2,526  Republic Services, Inc.                                                                74
      430  Stericycle, Inc. *                                                                     28
    3,525  Waste Management, Inc.                                                                117
                                                                                           ---------
                                                                                                 219
                                                                                           ---------
           HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750  Robert Half International, Inc.                                                        16
                                                                                           ---------
           INDUSTRIAL CONGLOMERATES (1.1%)
    4,660  3M Co.                                                                                366
   75,890  General Electric Co.                                                                1,099
    2,070  Textron, Inc.                                                                          35
    3,190  Tyco International Ltd.                                                               119
                                                                                           ---------
                                                                                               1,619
                                                                                           ---------
           INDUSTRIAL MACHINERY (0.4%)
    3,670  Danaher Corp.                                                                         134
    1,320  Dover Corp.                                                                            59
    1,210  Eaton Corp.                                                                            84
      440  Flowserve Corp.                                                                        40
    2,480  Illinois Tool Works, Inc.                                                             102
      850  Pall Corp.                                                                             29
    1,120  Parker-Hannifin Corp.                                                                  66
      320  Snap-On, Inc.                                                                          13
                                                                                           ---------
                                                                                                 527
                                                                                           ---------
           OFFICE SERVICES & SUPPLIES (0.0%)
      660  Avery Dennison Corp.                                                                   22
                                                                                           ---------
           RAILROADS (0.4%)
    2,990  CSX Corp.                                                                             149
    1,150  Norfolk Southern Corp.                                                                 62
    3,850  Union Pacific Corp.                                                                   281
                                                                                           ---------
                                                                                                 492
                                                                                           ---------
           RESEARCH & CONSULTING SERVICES (0.0%)
      400  Dun & Bradstreet Corp.                                                                 27
      720  Equifax, Inc.                                                                          21
                                                                                           ---------
                                                                                                  48
                                                                                           ---------
           TRADING COMPANIES & DISTRIBUTORS (0.1%)
      930  Fastenal Co.                                                                           42
      480  W.W. Grainger, Inc.                                                                    51
                                                                                           ---------
                                                                                                  93
                                                                                           ---------
           TRUCKING (0.0%)
      410  Ryder System, Inc.                                                                     16
                                                                                           ---------
           Total Industrials                                                                   6,901
                                                                                           ---------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           INFORMATION TECHNOLOGY (8.4%)
           -----------------------------
           APPLICATION SOFTWARE (0.3%)
    3,800  Adobe Systems, Inc. *                                                           $     106
    1,760  Autodesk, Inc. *                                                                       49
    1,240  Citrix Systems, Inc. *                                                                 72
    1,730  Compuware Corp. *                                                                      12
    2,210  Intuit, Inc. *                                                                         95
      640  Salesforce.com, Inc. *                                                                 70
                                                                                           ---------
                                                                                                 404
                                                                                           ---------
           COMMUNICATIONS EQUIPMENT (1.1%)
   39,185  Cisco Systems, Inc. *                                                                 786
      980  Harris Corp.                                                                           41
    1,770  JDS Uniphase Corp. *                                                                   16
    3,970  Juniper Networks, Inc. *                                                              108
   15,930  Motorola, Inc. *                                                                      120
   11,570  QUALCOMM, Inc.                                                                        443
    2,800  Tellabs, Inc.                                                                          20
                                                                                           ---------
                                                                                               1,534
                                                                                           ---------
           COMPUTER HARDWARE (1.6%)
    6,400  Apple, Inc. *                                                                       1,558
   11,200  Dell, Inc. *                                                                          132
   16,750  Hewlett-Packard Co.                                                                   644
                                                                                           ---------
                                                                                               2,334
                                                                                           ---------
           COMPUTER STORAGE & PERIPHERALS (0.3%)
   14,680  EMC Corp. *                                                                           268
      620  Lexmark International, Inc. "A" *                                                      22
    2,010  NetApp, Inc. *                                                                         81
    1,600  SanDisk Corp. *                                                                        53
    1,790  Western Digital Corp. *                                                                43
                                                                                           ---------
                                                                                                 467
                                                                                           ---------
           DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    3,810  Automatic Data Processing, Inc.                                                       147
    1,130  Computer Sciences Corp.                                                                45
    2,010  Fidelity National Information Services, Inc.                                           52
    1,200  Fiserv, Inc. *                                                                         60
      670  MasterCard, Inc. "A"                                                                  133
    2,250  Paychex, Inc.                                                                          56
    1,540  Total System Services, Inc.                                                            22
    3,110  Visa, Inc. "A"                                                                        214
    4,535  Western Union Co.                                                                      71
                                                                                           ---------
                                                                                                 800
                                                                                           ---------
           ELECTRONIC COMPONENTS (0.2%)
    1,270  Amphenol Corp. "A"                                                                     52
   11,020  Corning, Inc.                                                                         173
                                                                                           ---------
                                                                                                 225
                                                                                           ---------
           ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,400  Agilent Technologies, Inc. *                                                           65
    1,020  FLIR Systems, Inc. *                                                                   25
                                                                                           ---------
                                                                                                  90
                                                                                           ---------
           ELECTRONIC MANUFACTURING SERVICES (0.0%)
    1,520  Jabil Circuit, Inc.                                                                    15
    1,060  Molex, Inc.                                                                            19
                                                                                           ---------
                                                                                                  34
                                                                                           ---------
           HOME ENTERTAINMENT SOFTWARE (0.0%)
    2,580  Electronic Arts, Inc. *                                                                39
                                                                                           ---------

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           INTERNET SOFTWARE & SERVICES (0.8%)
    1,420  Akamai Technologies, Inc. *                                                     $      65
    7,770  eBay, Inc. *                                                                          181
    1,590  Google, Inc. "A" *                                                                    715
      960  Monster Worldwide, Inc. *                                                              11
    1,430  VeriSign, Inc. *                                                                       42
    9,230  Yahoo!, Inc. *                                                                        121
                                                                                           ---------
                                                                                               1,135
                                                                                           ---------
           IT CONSULTING & OTHER SERVICES (0.9%)
    2,120  Cognizant Technology Solutions Corp. "A" *                                            122
    9,110  International Business Machines Corp.                                               1,123
    1,255  Teradata Corp. *                                                                       41
                                                                                           ---------
                                                                                               1,286
                                                                                           ---------
           OFFICE ELECTRONICS (0.1%)
    9,493  Xerox Corp.                                                                            80
                                                                                           ---------
           SEMICONDUCTOR EQUIPMENT (0.1%)
    6,290  Applied Materials, Inc.                                                                65
      990  KLA-Tencor Corp.                                                                       28
    1,620  MEMC Electronic Materials, Inc. *                                                      17
      750  Novellus Systems, Inc. *                                                               17
    1,340  Teradyne, Inc. *                                                                       12
                                                                                           ---------
                                                                                                 139
                                                                                           ---------
           SEMICONDUCTORS (0.9%)
    4,440  Advanced Micro Devices, Inc. *                                                         25
    2,150  Altera Corp.                                                                           53
    2,340  Analog Devices, Inc.                                                                   65
    3,180  Broadcom Corp. "A"                                                                     95
   38,290  Intel Corp.                                                                           678
    1,440  Linear Technology Corp.                                                                41
    5,130  LSI Corp. *                                                                            21
    1,370  Microchip Technology, Inc.                                                             38
    6,140  Micron Technology, Inc. *                                                              40
    1,660  National Semiconductor Corp.                                                           21
    4,480  NVIDIA Corp. *                                                                         42
    8,770  Texas Instruments, Inc.                                                               202
    1,990  Xilinx, Inc.                                                                           48
                                                                                           ---------
                                                                                               1,369
                                                                                           ---------
           SYSTEMS SOFTWARE (1.4%)
    1,425  BMC Software, Inc. *                                                                   51
      570  CA, Inc.                                                                               10
    1,230  McAfee, Inc. *                                                                         58
   50,515  Microsoft Corp.                                                                     1,186
    2,630  Novell, Inc. *                                                                         15
   28,117  Oracle Corp.                                                                          615
      620  Red Hat, Inc. *                                                                        22
    5,910  Symantec Corp. *                                                                       81
                                                                                           ---------
                                                                                               2,038
                                                                                           ---------
           Total Information Technology                                                       11,974
                                                                                           ---------
           MATERIALS (1.6%)
           ----------------
           ALUMINUM (0.1%)
    8,010  Alcoa, Inc.                                                                            82
                                                                                           ---------
           CONSTRUCTION MATERIALS (0.0%)
    1,000  Vulcan Materials Co.                                                                   37
                                                                                           ---------
           DIVERSIFIED CHEMICALS (0.4%)
    8,320  Dow Chemical Co.                                                                      203
    6,240  E.I. du Pont de Nemours & Co.                                                         254

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
      470  Eastman Chemical Co.                                                            $      29
    1,260  PPG Industries, Inc.                                                                   83
                                                                                           ---------
                                                                                                 569
                                                                                           ---------
           DIVERSIFIED METALS & MINING (0.2%)
    2,961  Freeport-McMoRan Copper & Gold, Inc.                                                  213
      510  Titanium Metals Corp. *                                                                 9
                                                                                           ---------
                                                                                                 222
                                                                                           ---------
           FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      410  CF Industries Holdings, Inc.                                                           38
    3,750  Monsanto Co.                                                                          197
                                                                                           ---------
                                                                                                 235
                                                                                           ---------
           GOLD (0.1%)
    3,470  Newmont Mining Corp.                                                                  213
                                                                                           ---------
           INDUSTRIAL GASES (0.2%)
    1,525  Air Products & Chemicals, Inc.                                                        113
      480  Airgas, Inc.                                                                           32
    2,250  Praxair, Inc.                                                                         193
                                                                                           ---------
                                                                                                 338
                                                                                           ---------
           METAL & GLASS CONTAINERS (0.1%)
      690  Ball Corp.                                                                             39
    1,290  Owens-Illinois, Inc. *                                                                 32
    1,020  Pactiv Corp. *                                                                         33
                                                                                           ---------
                                                                                                 104
                                                                                           ---------
           PAPER PACKAGING (0.0%)
      790  Bemis Co., Inc.                                                                        23
    1,250  Sealed Air Corp.                                                                       25
                                                                                           ---------
                                                                                                  48
                                                                                           ---------
           PAPER PRODUCTS (0.1%)
    3,430  International Paper Co.                                                                70
    1,340  MeadWestvaco Corp.                                                                     29
                                                                                           ---------
                                                                                                  99
                                                                                           ---------
           SPECIALTY CHEMICALS (0.1%)
    1,530  Ecolab, Inc.                                                                           73
      570  International Flavors & Fragrances, Inc.                                               26
      720  Sherwin-Williams Co.                                                                   51
      950  Sigma-Aldrich Corp.                                                                    50
                                                                                           ---------
                                                                                                 200
                                                                                           ---------
           STEEL (0.1%)
      870  AK Steel Holding Corp.                                                                 11
      260  Allegheny Technologies, Inc.                                                           11
      940  Cliffs Natural Resources, Inc.                                                         57
    2,470  Nucor Corp.                                                                            91
    1,120  United States Steel Corp.                                                              48
                                                                                           ---------
                                                                                                 218
                                                                                           ---------
           Total Materials                                                                     2,365
                                                                                           ---------
           TELECOMMUNICATION SERVICES (1.5%)
           ---------------------------------
           INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   40,750  AT&T, Inc.                                                                          1,102
    1,581  CenturyTel, Inc.                                                                       57
    7,159  Frontier Communications Corp.                                                          55
   11,710  Qwest Communications International, Inc.                                               66
   19,455  Verizon Communications, Inc.                                                          574
    3,796  Windstream Corp.                                                                       44
                                                                                           ---------
                                                                                               1,898
                                                                                           ---------

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES  SECURITY                                                                            (000)
----------------------------------------------------------------------------------------------------
           WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,390  American Tower Corp. "A" *                                                      $     112
    2,000  MetroPCS Communications, Inc. *                                                        18
   23,380  Sprint Nextel Corp. *                                                                  95
                                                                                           ---------
                                                                                                 225
                                                                                           ---------
           Total Telecommunication Services                                                    2,123
                                                                                           ---------
           UTILITIES (1.8%)
           ----------------
           ELECTRIC UTILITIES (1.0%)
    1,320  Allegheny Energy, Inc.                                                                 30
    3,380  American Electric Power Co., Inc.                                                     120
    8,194  Duke Energy Corp.                                                                     141
    1,730  Edison International                                                                   58
    1,430  Entergy Corp.                                                                         113
    4,555  Exelon Corp.                                                                          185
    1,660  FirstEnergy Corp.                                                                      61
    3,250  NextEra Energy, Inc.                                                                  175
    1,380  Northeast Utilities                                                                    40
    1,750  Pepco Holdings, Inc.                                                                   31
      850  Pinnacle West Capital Corp.                                                            34
    3,220  PPL Corp.                                                                              87
    2,080  Progress Energy, Inc.                                                                  89
    5,510  Southern Co.                                                                          202
                                                                                           ---------
                                                                                               1,366
                                                                                           ---------
           GAS UTILITIES (0.0%)
      330  Nicor, Inc.                                                                            14
      730  ONEOK, Inc.                                                                            31
                                                                                           ---------
                                                                                                  45
                                                                                           ---------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    5,250  AES Corp. *                                                                            54
    1,520  Constellation Energy Group, Inc.                                                       45
      800  NRG Energy, Inc. *                                                                     16
                                                                                           ---------
                                                                                                 115
                                                                                           ---------
           MULTI-UTILITIES (0.7%)
    1,840  Ameren Corp.                                                                           52
    2,760  CenterPoint Energy, Inc.                                                               41
    1,590  CMS Energy Corp.                                                                       28
    2,000  Consolidated Edison, Inc.                                                              95
    4,220  Dominion Resources, Inc.                                                              180
      920  DTE Energy Co.                                                                         43
      601  Integrys Energy Group, Inc.                                                            29
    2,170  NiSource, Inc.                                                                         38
    2,630  PG&E Corp.                                                                            123
    3,670  Public Service Enterprise Group, Inc.                                                 117
      880  SCANA Corp.                                                                            34
    1,780  Sempra Energy                                                                          91
    1,670  TECO Energy, Inc.                                                                      28
      870  Wisconsin Energy Corp.                                                                 49
    3,320  Xcel Energy, Inc.                                                                      74
                                                                                           ---------
                                                                                               1,022
                                                                                           ---------
           Total Utilities                                                                     2,548
                                                                                           ---------
           Total Blue Chip Stocks (cost: $51,941)                                             65,384
                                                                                           ---------
           TOTAL INVESTMENTS (COST: $129,604)                                              $ 141,835
                                                                                           =========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                             (LEVEL 1)
                                           QUOTED PRICES      (LEVEL 2)
                                             IN ACTIVE          OTHER          (LEVEL 3)
                                              MARKETS        SIGNIFICANT      SIGNIFICANT
                                           FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                        ASSETS           INPUTS           INPUTS              TOTAL
---------------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS                           $          --     $    75,978     $         --     $    75,978
TAX-EXEMPT MONEY MARKET
INSTRUMENTS:
   VARIABLE-RATE DEMAND NOTES                         --             400               --             400
   MONEY MARKET FUNDS                                 73              --               --              73
BLUE CHIP STOCKS                                  65,384              --               --          65,384
---------------------------------------------------------------------------------------------------------
Total                                      $      65,457     $    76,378     $         --     $   141,835
---------------------------------------------------------------------------------------------------------

For the period ended August 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the

================================================================================

18  | USAA Growth and Tax Strategy Fund

================================================================================

basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on methods discussed in Note A4, and variable-rate demand notes valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $16,725,000 and $4,494,000, respectively, resulting in net unrealized appreciation of $12,231,000.

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $143,179,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA       Economic Development Authority
IDA       Industrial Development Authority/Agency
ISD       Independent School District
MTA       Metropolitan Transportation Authority
PRE       Prerefunded to a date prior to maturity
REIT      Real estate investment trust
USD       Unified School District

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2010, was $3,014,000, which represented 2.1% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at August 31, 2010.
(e) Northern Trust Corp. is the parent of Northern Trust Investments, N.A., which is the subadviser of the Fund.
*    Non-income-producing security.

================================================================================

21  | USAA Growth and Tax Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.